Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares [Line Items]
Stock price (in Dollars per share)	$ 2.53	$ 5.37
Minimum [Member]
Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares [Line Items]
Expected term (years)	1 year 3 months	1 year 9 months
Expected volatility	65.32%	51.37%
Risk-free interest rate	4.78%	4.27%
Maximum [Member]
Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares [Line Items]
Expected term (years)	2 years 3 months	2 years 9 months
Expected volatility	68.22%	53.53%
Risk-free interest rate	5.27%	4.49%